united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2720

Date of fiscal year end: 9/30

Date of reporting period: 3/31/18

Item 1. Reports to Stockholders.

Pinnacle Sherman Multi-Strategy Core Fund

Class A Shares (APSHX)
Class C Shares (CPSHX)
Class I Shares (IPSHX)

Semi-Annual Report
March 31, 2018

1-888-985-9830
www.pinnacletacticalfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2018

The Fund’s performance figures* for the periods ending March 31, 2018, compared to its benchmark:

			Annualized
			Inception** -
	Six Months	One Year	March 31, 2018
Pinnacle Sherman Multi-Strategy Core Fund - Class A	0.48%	5.86%	6.62%
Pinnacle Sherman Multi-Strategy Core Fund - Class A with load	(5.31)%	(0.21)%	4.12%
Pinnacle Sherman Multi-Strategy Core Fund - Class C	0.13%	5.08%	5.83%
Pinnacle Sherman Multi-Strategy Core Fund - Class I	0.61%	6.16%	6.91%
Dow Jones Moderately Aggressive Portfolio Index	4.92%	12.56%	12.52%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 1.90% for Class A shares, 2.65% for Class C shares and 1.65% for Class I shares per the February 1, 2018 prospectus. Class A shares purchased prior to February 1, 2017 that are redeemed during the first 18 months may be subject to a contingent deferred sales charge in the amount of commissions paid on the shares redeemed. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Moderately Aggressive Portfolio Index. The Index is calculated on a total return basis with dividends reinvested. The Index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

**	Inception date is October 1, 2015.

The Fund’s holdings by asset class as of March 31, 2018 are as follows:

Asset Class	% of Net Assets
Equity Funds	66.1%
Other Assets less Liabilities	33.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Pinnacle Sherman Multi-Strategy Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2018

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 66.1%
	EQUITY FUNDS - 66.1%
107,920	First Trust Large Cap Core AlphaDEX Fund	$6,305,766
149,585	First Trust Materials AlphaDEX Fund	6,309,540
96,280	First Trust Mid Cap Core AlphaDEX Fund	6,302,489
23,780	iShares Core S&P 500 ETF	6,310,499
33,685	iShares Core S&P Mid-Cap ETF	6,318,296
57,665	iShares S&P Mid-Cap 400 Growth ETF	12,589,999
65,330	iShares U.S. Basic Materials ETF	6,276,906
52,560	SPDR Dow Jones Industrial Average ETF Trust	12,687,984
97,520	Vanguard Small-Cap Value ETF	12,621,038
	TOTAL EXCHANGE TRADED FUNDS (Cost $74,425,715)	75,722,517

	TOTAL INVESTMENTS - 66.1% (Cost $74,425,715) (a)	$75,722,517
	OTHER ASSETS LESS LIABILITIES - 33.9%	38,853,088
	NET ASSETS - 100.0%	$114,575,605

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,425,715 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,668,516
Unrealized Depreciation:	(371,714)
Net Unrealized Appreciation:	$1,296,802

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2018

ASSETS
Investment in securities at value (identified cost $74,425,715)	$75,722,517
Cash and cash equivalents	38,940,815
Dividends and interest receivable	65,878
Receivable for Fund shares sold	62,940
Prepaid expenses and other assets	18,685
TOTAL ASSETS	114,810,835

LIABILITIES
Payable for Fund shares repurchased	92,629
Investment advisory fees payable	92,435
Distribution (12b-1) fees payable	24,986
Payable to related parties	15,590
Accrued expenses and other liabilities	9,590
TOTAL LIABILITIES	235,230
NET ASSETS	$114,575,605

Net Assets Consist Of:
Paid in capital	$110,158,996
Accumulated undistributed net investment loss	(99,048)
Accumulated net realized gain from security transactions	3,218,855
Net unrealized appreciation on investments	1,296,802
NET ASSETS	$114,575,605

Net Asset Value Per Share:
Class A Shares:
Net Assets	$19,595,554
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,781,074
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$11.00
Maximum offering price per share (maximum sales charge of 5.75%)	$11.67

Class C Shares:
Net Assets	$23,668,232
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,189,128
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.81

Class I Shares:
Net Assets	$71,311,819
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,453,368
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$11.05

(a)	Class A shares purchased prior to February 1, 2017 that are redeemed during the first 18 months may be subject to a contingent deferred sales charge in the amount of the commissions paid on the shares redeemed.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2018

INVESTMENT INCOME
Dividends	$857,181
Interest	26,588
TOTAL INVESTMENT INCOME	883,769

EXPENSES
Investment advisory fees	598,549
Distribution (12b-1) fees:
Class A	29,132
Class C	124,969
Administrative services fees	42,890
Registration fees	35,835
Transfer agent fees	24,005
Shareholder service fees	21,879
Accounting services fees	14,792
Compliance officer fees	11,045
Audit fees	8,972
Trustees fees and expenses	8,048
Custodian fees	6,419
Printing and postage expenses	6,287
Legal fees	5,973
Insurance expense	3,353
Other expenses	5,066
TOTAL EXPENSES	947,214
Less: Fees waived by the Adviser	(51,055)
NET EXPENSES	896,159
NET INVESTMENT LOSS	(12,390)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	5,057,624
Net change in unrealized depreciation on investments	(4,200,163)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	857,461

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$845,071

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
FROM OPERATIONS
Net investment income (loss)	$(12,390)	$74,726
Net realized gain from security transactions	5,057,624	5,437,799
Net change in unrealized appreciation (depreciation) on investments	(4,200,163)	4,117,665
Net increase in net assets resulting from operations	845,071	9,630,190

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(1,437,699)	(61,399)
Class C	(1,471,030)	(67,706)
Class I	(4,045,202)	(118,192)
From net investment income:
Class A	—	(35,042)
Class I	(86,658)	(105,220)
Net decrease in net assets resulting from distributions to shareholders	(7,040,589)	(387,559)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,256,356	49,852,775
Class C	2,039,376	12,697,188
Class I	9,732,315	47,245,700
Net asset value of shares issued in reinvestment of distributions:
Class A	1,158,951	86,619
Class C	1,310,129	62,915
Class I	4,025,034	210,703
Payments for shares redeemed:
Class A	(7,901,068)	(41,094,298)
Class C	(2,993,490)	(4,556,933)
Class I	(6,169,011)	(11,864,231)
Redemption fee proceeds:
Class A	146	3,565
Class C	234	666
Class I	431	2,807
Net increase in net assets resulting from shares of beneficial interest	3,459,403	52,647,476

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,736,115)	61,890,107

NET ASSETS
Beginning of Period	117,311,720	55,421,613
End of Period *	$114,575,605	$117,311,720
* Includes undistributed net investment loss of:	$(99,048)	$—

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2018	September 30,
	(Unaudited)	2017
SHARE ACTIVITY
Class A:
Shares Sold	195,943	4,555,481
Shares Reinvested	102,200	7,940
Shares Redeemed	(675,275)	(3,696,548)
Net increase (decrease) in shares of beneficial interest outstanding	(377,132)	866,873

Class C:
Shares Sold	178,208	1,168,962
Shares Reinvested	117,395	5,804
Shares Redeemed	(262,285)	(412,433)
Net increase in shares of beneficial interest outstanding	33,318	762,333

Class I:
Shares Sold	841,970	4,250,583
Shares Reinvested	353,694	19,260
Shares Redeemed	(536,653)	(1,052,786)
Net increase in shares of beneficial interest outstanding	659,011	3,217,057

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2018		Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.61		$10.53	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (9)	(0.01)	0.01
Net realized and unrealized gain on investments	0.08		1.15	0.52	(10)
Total from investment operations	0.08		1.14	0.53
Less distributions from:
Net investment income	—		(0.02)	—
Net realized gains	(0.69)		(0.04)	—
Total distributions	(0.69)		(0.06)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00
Net asset value, end of period	$11.00		$11.61	$10.53
Total return (3)	0.48	% (7)	10.91%	5.30	% (7)
Net assets, at end of period (000s)	$19,596		$25,056	$13,604
Ratio of gross expenses to average net assets (4)(6)	1.57	% (5)	1.63%	1.72	% (5)
Ratio of net expenses to average net assets (6)	1.49	% (5)	1.49%	1.49	% (5)
Ratio of net investment income (loss) to average net assets (6)(8)	(0.03	)% (5)	(0.09)%	0.30	% (5)
Portfolio Turnover Rate	227	% (7)	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class A shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2018		Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.46		$10.46	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.06)	(0.08)
Net realized and unrealized gain on investments	0.08		1.10	0.54	(10)
Total from investment operations	0.04		1.04	0.46
Less distributions from:
Net realized gains	(0.69)		(0.04)	—
Total distributions	(0.69)		(0.04)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00
Net asset value, end of period	$10.81		$11.46	$10.46
Total return (3)	0.13	% (7)	9.97%	4.60	% (7)
Net assets, at end of period (000s)	$23,668		$24,709	$14,578
Ratio of gross expenses to average net assets (4)(6)	2.32	% (5)	2.38%	2.47	% (5)
Ratio of net expenses to average net assets (6)	2.24	% (5)	2.24%	2.24	% (5)
Ratio of net investment loss to average net assets (6)(8)	(0.77	)% (5)	(0.56)%	(0.77	)% (5)
Portfolio Turnover Rate	227	% (7)	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class C shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2018		Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$11.66		$10.57	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.05	0.01
Net realized and unrealized gain on investments	0.08		1.12	0.56	(10)
Total from investment operations	0.09		1.17	0.57
Less distributions from:
Net investment income	(0.01)		(0.04)	—
Net realized gains	(0.69)		(0.04)	—
Total distributions	(0.70)		(0.08)	—
Paid-in-Capital From Redemption Fees (2)(9)	0.00		0.00	0.00
Net asset value, end of period	$11.05		$11.66	$10.57
Total return (3)	0.61	% (7)	11.09%	5.70	% (7)
Net assets, at end of period (000s)	$71,312		$67,546	$27,240
Ratio of gross expenses to average net assets (4)(6)	1.32	% (5)	1.38%	1.47	% (5)
Ratio of net expenses to average net assets (6)	1.24	% (5)	1.24%	1.24	% (5)
Ratio of net investment income to average net assets (6)(8)	0.24	% (5)	0.47%	0.06	% (5)
Portfolio Turnover Rate	227	% (7)	337%	449	% (7)

(1)	The Pinnacle Sherman Multi-Strategy Core Fund’s Class I shares commenced operations on October 1, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.01 per share.

(10)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the changes in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY COREFUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2018

1.	ORGANIZATION

The Pinnacle Sherman Multi-Strategy Core Fund (the “Fund”), is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek high total return with reasonable risk. The Fund commenced operations on October 1, 2015.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment companies are valued at net asset value. Options contracts listed for trading on a securities exchange or board of trade (whether domestic or foreign) for which market quotations are readily available shall be valued at the mean price between the current bid and ask price. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. As of March 31, 2018, Pinnacle Sherman Multi-Strategy Core held $38,940,815 in overnight sweep accounts with Union Bank. These instruments are classified as cash and cash equivalents.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

March 31, 2018 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$75,722,517	$—	$—	$75,722,517
Total	$75,722,517	$—	$—	$75,722,517

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its open tax years 2016-2017 or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $246,867,874 and $284,791,625 respectively.

4.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the year ended March 31, 2018, the redemption fees paid are as follows:

Redemption Fee
Class A	$146
Class C	234
Class I	431

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Fund’s investment adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended March 31, 2018, the Fund incurred $598,549 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the lesser of the expense limitation in place at the time of the waiver or at the time of the reimbursement. If the Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2018, the Adviser waived $51,055 in advisory fees pursuant to the Waiver Agreement.

The following amount are subject to recapture by the Fund until the following dates:

9/30/2019	9/30/2020
$93,133	$115,925

Distributor – The Trust, on behalf of the Fund, has adopted the Trust’s Class A and Class C Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, $29,132 in distribution fees for Class A shares and $124,969 in distribution fees for Class C shares were incurred during the six months ended March 31, 2018.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended March 31, 2018, the Distributor received $21,715 and from front-end sales charge of which $3,160 was retained by the principal underwriter or other affiliated broker-dealers for Class A.

Class C shares of the Fund are not subject to an initial sales charge and were subject to a 1.00%

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

contingent deferred sales charge (“CDSC”) of the purchase price on shares purchased prior to February 1, 2017 and redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Fund during the six months ended March 31, 2018.

Fund	CDSC Paid
Pinnacle Multi-Strategy Core Fund Class C	$2,506

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of March 31, 2018, LPL Financial held 42.8% of the voting securities of the Fund and may be deemed to control the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2017 was as follows:

Fiscal Year Ended
September 30, 2017
Ordinary Income	$387,559
Long-Term Capital Gain	—
Return of Capital	—
$387,559

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2018

As of September 30, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficit)
$5,115,162	$—	$—	$—	$—	$5,496,965	$10,612,127

Permanent book and tax differences, primarily attributable to the reclass of Fund distributions, resulted in reclassifications for the year ended September 30, 2017 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$65,536	$(65,536)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
EXPENSE EXAMPLES (Unaudited)
March 31, 2018

As a shareholder of the Pinnacle Sherman Multi-Strategy Core Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Pinnacle Sherman Multi-Strategy Core and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Class A	$1,000.00	$1,004.80	$7.45	1.49%
Class C	1,000.00	1,001.30	11.18	2.24
Class I	1,000.00	1,006.10	6.20	1.24

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	10/1/17	3/31/18	10/1/17 – 3/31/18	10/1/17 – 3/31/18
Class A	$1,000.00	$1,017.50	$7.49	1.49%
Class C	1,000.00	1,013.76	11.25	2.24
Class I	1,000.00	1,018.75	6.24	1.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Pinnacle Family Advisors, LLC
620 W. Republic Road, Ste. 104
Springfield, MO 65807

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/4/18

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/4/18